Principal group companies - Summary of associates (Details) - Moët Hennessy, SAS	12 Months Ended
Jun. 30, 2024
Disclosure of associates [line items]
Country of incorporation	France
Country of operation	France
Percentage of equity owned	34.00%
Business description	Production, marketing and distribution of premium drinks